Business Combinations - Summary components of identifiable intangible assets (Detail) - USD ($) $ in Thousands			3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 15, 2021	Sep. 07, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 11,800		$ 8,000			$ 21,600	$ 15,600
MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 129,772		$ 9,800		$ 7,600	$ 7,000			$ 8,900	$ 33,400	$ 26,300
Second Spectrum, Inc [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 83,800
Data rights | MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives		10 years
Amortization of Intangible Assets		$ 67,959
Technology | MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives		3 years
Amortization of Intangible Assets		$ 38,958
Technology | Second Spectrum, Inc [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years
Amortization of Intangible Assets	$ 50,000
Technology | Maximum [Member] | Second Spectrum, Inc [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	15 years
Technology | Minimum [Member] | Second Spectrum, Inc [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years
Marketing products | MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 22,855
Marketing products | Second Spectrum, Inc [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 33,800
Marketing products | Maximum [Member] | MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives		3 years
Marketing products | Minimum [Member] | MAVEN TOPCO LIMITED [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives		15 years